Cover	Jan. 11, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 11, 2021
Entity File Number	001-35280
Entity Registrant Name	Vericel Corporation
Entity Central Index Key	0000887359
Entity Tax Identification Number	94-3096597
Entity Incorporation, State or Country Code	MI
Entity Address, Address Line One	64 Sidney Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	800
Local Phone Number	556-0311
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	VCEL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false